Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	2024		2023	2022

Cash on hand in banks	Ps.	287,968	383,114	367,076

Time deposits		8,590	166,616	448,568

	Ps.	296,558	549,730	815,644